Schedule of Investments (unaudited)	iShares® MSCI Turkey ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.9%
Aselsan Elektronik Sanayi Ve Ticaret AS	4,276,174	$7,232,780
SDT Uzay VE Savunma Teknolojileri A/S, NVS	34,943	377,563
		7,610,343
Air Freight & Logistics — 0.3%
Reysas Tasimacilik ve Lojistik Ticaret AS(a)	517,798	528,642

Automobile Components — 0.7%
Bosch Fren Sistemleri Sanayi ve Ticaret A/S, NVS	389	156,845
EGE Endustri VE Ticaret AS	2,014	801,931
Kordsa Teknik Tekstil AS(b)	126,624	367,700
		1,326,476
Automobiles — 4.5%
Ford Otomotiv Sanayi AS	217,216	6,326,479
Tofas Turk Otomobil Fabrikasi AS	300,104	2,477,860
		8,804,339
Banks — 14.3%
Akbank TAS	8,191,412	9,555,200
Haci Omer Sabanci Holding AS	2,652,603	5,599,126
Turkiye Is Bankasi AS, Class C	9,138,092	6,798,019
Yapi ve Kredi Bankasi AS	8,644,676	5,758,307
		27,710,652
Beverages — 1.4%
Anadolu Efes Biracilik Ve Malt Sanayii AS	719,527	2,758,180

Building Products — 0.6%
Bien Yapi Urunleri Sanayi Turizm ve Ticaret AS, NVS	222,614	375,453
Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S, NVS	134,434	348,012
Qua Granite Hayal(a)	1,953,594	393,084
		1,116,549
Capital Markets — 1.1%
Is Yatirim Menkul Degerler AS	1,232,196	1,320,548
Oyak Yatirim Menkul Degerler AS, NVS(a)	279,350	414,644
Verusa Holding AS	43,298	401,862
		2,137,054
Chemicals — 6.1%
Hektas Ticaret TAS(a)	3,331,658	2,572,998
Kimteks Poliuretan Sanayi VE Ticaret AS, NVS	198,399	468,939
Petkim Petrokimya Holding AS(a)	3,682,497	2,758,405
Politeknik Metal Sanayi ve Ticaret A/S, NVS	1,231	713,228
Sasa Polyester Sanayi AS(a)	3,116,888	5,384,208
		11,897,778
Construction & Engineering — 2.0%
Enka Insaat ve Sanayi AS	1	1
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(a)	255,638	727,732
Kontrolmatik Enerji Ve Muhendislik AS, NVS	205,148	1,809,905
Tekfen Holding AS	805,147	1,257,552
		3,795,190
Construction Materials — 2.6%
Akcansa Cimento AS	68,687	349,676
Baticim Bati Anadolu Cimento Sanayii AS(a)	151,457	912,143
Cimsa Cimento Sanayi VE Ticaret AS	595,329	710,471
Konya Cimento Sanayii AS(a)	1,298	418,391
Nuh Cimento Sanayi AS	238,321	2,676,188
		5,066,869
Consumer Staples Distribution & Retail — 9.6%
BIM Birlesik Magazalar AS	1,202,508	12,837,595
Migros Ticaret AS	304,285	3,791,016
Security	Shares	Value

Consumer Staples Distribution & Retail (continued)
Sok Marketler Ticaret AS	1,015,866	$2,062,228
		18,690,839
Diversified REITs — 1.1%
Is Gayrimenkul Yatirim Ortakligi AS(a)	695,219	500,794
Peker Gayrimenkul Yatirim Ortakligi AS(a)	811,013	878,555
Torunlar Gayrimenkul Yatirim Ortakligi AS	314,471	367,451
Ziraat Gayrimenkul Yatirim Ortakligi AS	2,250,294	396,672
		2,143,472
Electric Utilities — 1.9%
Can2 Termik AS(a)	1,185,998	781,848
Enerjisa Enerji AS(c)	940,505	1,548,153
Izdemir Enerji Elektrik Uretim A/S, NVS	302,626	363,672
ODAS Elektrik Uretim ve Sanayi Ticaret AS(a)	2,454,848	929,041
		3,622,714
Electrical Equipment — 1.1%
CW Enerji Muhendislik Ticaret VE Sanayi AS, NVS	50,889	528,712
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS, NVS	112,830	664,104
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	683,537	710,636
YEO Teknoloji Enerji VE Endustri A/S, NVS	39,923	297,951
		2,201,403
Financial Services — 0.3%
Turkiye Sinai Kalkinma Bankasi AS(a)	2,763,136	682,151

Food Products — 1.2%
Kayseri Seker Fabrikasi A/S, NVS	281,426	394,334
Ulker Biskuvi Sanayi AS(a)	663,196	1,967,177
		2,361,511
Gas Utilities — 0.7%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	1,216,850	517,921
Aygaz AS	112,961	525,386
Enerya Enerji A/S, NVS	80,572	390,649
		1,433,956
Health Care Providers & Services — 1.1%
MLP Saglik Hizmetleri AS(a)(c)	329,600	1,712,193
Selcuk Ecza Deposu Ticaret ve Sanayi AS	229,652	443,448
		2,155,641
Household Durables — 1.0%
Vestel Beyaz Esya Sanayi ve Ticaret AS	1,612,600	924,270
Vestel Elektronik Sanayi ve Ticaret AS(a)	466,250	964,787
		1,889,057
Independent Power and Renewable Electricity Producers — 1.0%
Akfen Yenilenebilir Enerji AS, NVS	655,537	401,832
Aksa Enerji Uretim AS, Class B	325,228	387,680
Margun Enerji Uretim Sanayi VE Ticaret AS	677,176	358,812
Zorlu Enerji Elektrik Uretim AS(a)	3,998,280	704,799
		1,853,123
Industrial Conglomerates — 9.9%
Alarko Holding AS	563,694	1,967,788
Eczacibasi Yatirim Holding Ortakligi AS	38,479	444,420
Kiler Holding AS(a)	683,290	817,811
KOC Holding AS	2,002,046	9,797,613
Turkiye Sise ve Cam Fabrikalari AS	3,593,298	6,131,602
		19,159,234
Insurance — 0.4%
Anadolu Anonim Turk Sigorta Sirketi(a)	190,308	433,668
Turkiye Sigorta AS	266,527	351,858
		785,526
Machinery — 0.6%
Otokar Otomotiv Ve Savunma Sanayi AS(a)	76,317	1,167,541

Schedule of Investments (unaudited) (continued)	iShares® MSCI Turkey ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 6.1%
Eregli Demir ve Celik Fabrikalari TAS(a)	3,633,245	$5,157,749
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	533,130	427,977
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	2,697,427	2,309,844
Koza Altin Isletmeleri AS	3,184,731	2,563,204
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	751,426	1,436,480
		11,895,254
Oil, Gas & Consumable Fuels — 6.9%
Turkiye Petrol Rafinerileri AS	2,545,922	13,465,832

Passenger Airlines — 8.3%
Pegasus Hava Tasimaciligi AS(a)	137,491	3,361,074
Turk Hava Yollari AO(a)	1,457,852	12,683,410
		16,044,484
Personal Care Products — 0.3%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	344,768	575,265

Pharmaceuticals — 0.2%
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	200,509	385,391

Residential REITs — 1.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	7,260,640	1,853,176

Semiconductors & Semiconductor Equipment — 0.6%
Alfa Solar Enerji Sanayi VE Ticaret AS, NVS	109,456	391,574
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS, NVS(a)	322,048	732,758
		1,124,332
Software — 0.2%
MIA Teknoloji A/S, NVS	243,881	330,915

Specialty Retail — 1.4%
Dogan Sirketler Grubu Holding AS	3,886,528	1,776,683
Dogus Otomotiv Servis ve Ticaret AS	112,502	955,333
		2,732,016
Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.8%
Aksa Akrilik Kimya Sanayii AS	496,640	$1,484,317
Mavi Giyim Sanayi Ve Ticaret AS, Class B(c)	558,209	1,960,239
		3,444,556
Transportation Infrastructure — 1.3%
TAV Havalimanlari Holding AS(a)	634,522	2,548,102

Wireless Telecommunication Services — 3.8%
Turkcell Iletisim Hizmetleri AS(a)	3,716,178	7,445,161

Total Long-Term Investments — 99.3%
(Cost: $194,404,807)		192,742,724

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	47,378	47,402
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(d)(e)	140,000	140,000

Total Short-Term Securities — 0.1%
(Cost: $187,349)		187,402

Total Investments — 99.4%
(Cost: $194,592,156)		192,930,126
Other Assets Less Liabilities — 0.6%		1,166,012
Net Assets — 100.0%		$194,096,138

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,180,028	$—		$(6,132,805	)(a)	$340	$(161)	$47,402	47,378	$3,703	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,000	20,000	(a)	—		—	—	140,000	140,000	2,214		—
						$340	$(161)	$187,402		$5,917		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Turkey ETF
November 30, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	25	12/15/23	$1,234	$3,540

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$85,912,410	$106,830,314	$—	$192,742,724
Short-Term Securities
Money Market Funds	187,402	—	—	187,402
	$86,099,812	$106,830,314	$—	$192,930,126
Derivative Financial Instruments(a)
Assets
Equity Contracts	$3,540	$—	$—	$3,540

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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